Operating, Selling and General (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING, SELLING AND GENERAL
Schedule of operating, selling and general

($ millions)	2018	2017

	(restated – note 5)
Contract services(1)	4 552	3 551

Employee costs(1)	3 263	3 290

Materials	765	706

Energy	1 095	1 121

Equipment rentals and leases	360	279

Travel, marketing and other	538	241

	10 573	9 188

(1)          The company incurred $8.3 billion of contract services and employee costs for the year ended December 31, 2018 (2017 – $7.3 billion), of which $7.8 billion (2017 – $6.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2017 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.